Cash and Cash Equivalents - Tabular Disclosure of Cash and Cash Equivalents (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Cash And Cash Equivalents [Abstract]
Checking accounts held at local banks	S/ 91,903	S/ 80,163	S/ 26,699
Checking accounts held at foreign banks	125,921	145,984	146,368
Overnight term deposits held at local banks	2,615	1,253	34,408
Overnight term deposits held at foreign banks	S/ 14,930	S/ 13,093	S/ 806